Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 152,441	$ 70,482
Accounts receivable, net	67,159	98,034
Prepayment and other current assets	27,378	15,329
Total current assets	246,978	183,845
Non-current assets:
Property, plant and equipment, net	115	160
Intangible assets, net	18,026	20,297
Deferred tax assets	64	103
Unamortized produced content, net	528	807
Right-of-use assets	593	750
Prepayment and other non-current assets, net		1
Total non-current assets	19,326	22,118
TOTAL ASSETS	266,304	205,963
Short-term bank loans	2,856	4,421
Accounts payable	4,992	6,405
Advances from customers	126	147
Due to a related party	1,000
Accrued liabilities and other payables	2,203	2,632
Other taxes payable	21,703	19,090
Lease liabilities current	368	208
Total current liabilities	33,248	32,903
Lease liabilities non-current	191	471
Warrant liability	7	86
Total non-current liabilities	198	557
TOTAL LIABILITIES	33,446	33,460
Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of June 30, 2023 and December 31,2022; 92,317,950 shares and 68,124,402 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	9	7
Additional paid-in capital	87,470	27,009
Statutory reserve	1,411	1,411
Retained earnings	159,432	150,685
Accumulated other comprehensive loss	(15,539)	(6,684)
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY	232,783	172,428
Non-controlling interest	75	75
TOTAL EQUITY	232,858	172,503
TOTAL LIABILITIES AND EQUITY	$ 266,304	$ 205,963